Capital management (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of net debt and corresponding gearing ratios
The net debt and corresponding gearing ratios as of December 31, 2023 and 2022 were as follows:

	2023	2022

Group debt (Note 37) (i)	8,512,319	8,175,437
Structured financing (Note 20 (b))	1,841,790	1,933,522
Total debt	10,354,109	10,108,959
Cash	(3,943,307)	(3,553,126)
Securities purchased under agreements to resell (Note 6 (a))	(2,760,296)	(646,478)
Certificate deposits (Securities) (Note 7 (a))	(67,985)	(252,877)
Deposits at Central Bank (Note 20 (a))	(2,438,896)	(514,999)
Net debt	1,143,625	5,141,479

Total equity attributable to owners of the parent company	19,449,352	17,035,735
Total capital	20,592,977	22,177,214
Gearing ratio %	5.55%	23.18%

(i)    Includes debentures and bonds designated as fair value through profit or loss. See Note 7(e) and 17, respectively.